Derivative financial instruments (Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ (133)	¥ (15,488)	¥ (2,719)
Gains or (losses) on hedged items	122	15,595	3,106
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	119,096	(57,015)	199
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	(379)	6,459	(2,862)
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	(16,363)	31,738	20,333
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ 115,256	¥ (4,108)	¥ (930)